Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit)
The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Loss before tax	35,587	22,456	9,202
Tax credit calculated at the domestic tax rate 12.5%	(4,448)	(2,807)	(1,150)
Tax effects of:
Losses for which no deferred tax asset was recognized	4,200	2,625	1,150
Income taxed at a higher rate of tax	118	—	—
Other permanent differences	130	182	—
Tax charge/(credit)	—	—	—